Employee Termination and Restructuring Plans - By Segment (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) business_line	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring	$ 2.9	$ 5.6	$ 5.2	$ 8.2	$ 18.3	$ 1.9	$ 4.9	$ 5.6	$ 21.9	$ 30.7	$ 22.7
Cumulative	70.2								70.2
Expected total	70.2								70.2
Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring					$ 13.6				16.9
Cumulative	53.4								53.4
Expected total	53.4								53.4
Property Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									2.0
Cumulative	6.0								6.0
Expected total	6.0								6.0
Other
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									3.0
Cumulative	10.8								10.8
Expected total	10.8								10.8
Operating Segments
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									12.9	26.1	13.7
Unallocated corporate costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									9.0
Cumulative	22.6								22.6
Expected total	22.6								22.6
Unallocated corporate costs | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									5.0
Cumulative	16.3								16.3
Expected total	16.3								16.3
Unallocated corporate costs | Property Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									2.0
Cumulative	4.3								4.3
Expected total	4.3								4.3
Unallocated corporate costs | Other
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									2.0
Cumulative	2.0								2.0
Expected total	2.0								$ 2.0
Gaming
Restructuring Cost and Reserve [Line Items]
Number of immaterial business lines with exit costs | business_line									2
Gaming | Operating Segments
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									$ 11.2	15.5	6.7
Cumulative	33.3								33.3
Expected total	33.3								33.3
Gaming | Operating Segments | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									10.3
Cumulative	28.6								28.6
Expected total	28.6								28.6
Gaming | Operating Segments | Property Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.0
Cumulative	0.9								0.9
Expected total	0.9								0.9
Gaming | Operating Segments | Other
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.9
Cumulative	3.8								3.8
Expected total	3.8								3.8
Lottery | Operating Segments
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.2	3.5	5.1
Cumulative	3.7								3.7
Expected total	3.7								3.7
Lottery | Operating Segments | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.2
Cumulative	3.3								3.3
Expected total	3.3								3.3
Lottery | Operating Segments | Property Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.0
Cumulative	0.4								0.4
Expected total	0.4								0.4
Lottery | Operating Segments | Other
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.0
Cumulative	0.0								0.0
Expected total	0.0								0.0
Interactive | Operating Segments
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									1.5	$ 7.1	$ 1.9
Cumulative	10.6								10.6
Expected total	10.6								10.6
Interactive | Operating Segments | Employee Termination Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									1.4
Cumulative	5.2								5.2
Expected total	5.2								5.2
Interactive | Operating Segments | Property Costs
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.0
Cumulative	0.4								0.4
Expected total	0.4								0.4
Interactive | Operating Segments | Other
Restructuring Cost and Reserve [Line Items]
Employee termination and restructuring									0.1
Cumulative	5.0								5.0
Expected total	$ 5.0								$ 5.0